Business combination - Summary of fair value of identifiable assets and liabilities as of the settlement date (Detail) $ in Thousands	Mar. 31, 2025 USD ($)
Business combination
Cash, bank balances and other short-term investments	$ 58,132
Vista Lach [Member]
Business combination
Property, plant and equipment ("oil and gas assets")	2,055,517
Right-of-use assets	499
Trade and other receivables	321,086
Inventories	1,451
Cash, bank balances and other short-term investments	58,132
Total assets acquired	2,436,685
Provisions	24,064	[1]
Lease liabilities	594
Borrowings	50,505
Deferred income tax liabilities	157,353	[2]
Salaries and payroll taxes	562
Income tax liability	111,554
Other taxes and royalties	12,167
Trade and other payables	182,915
Total liabilities assumed	539,714
Total net assets measured at fair value	$ 1,896,971

[1]	Includes 12,013 and 12,051 of provision for well plugging and abandonment and contingencies, respectively (Notes 22.1 and 22.3).
[2]	Includes a net deferred income tax liability of 194,035 mainly related to the amount recognized in “Oil and gas property”.